LEASES - (Details) - USD ($) $ in Thousands	Apr. 03, 2023	Aug. 15, 2022	Apr. 20, 2022	Dec. 31, 2023	Dec. 31, 2022
Leases
Incremental borrowing rate.	3.02%	2.64%	2.48%
Operating lease - ROU assets				$ 811	$ 806
Operating lease liabilities				886	866
Taiwan office lease agreement
Leases
Lease term			5 years
Australia office lease agreement
Leases
Lease term		3 years
USA San Diego office agreement
Leases
Lease term	3 years 3 months
Accounting Standards Update 2016-02 [Member] | Cumulative Effect, Period of Adoption, Adjustment
Leases
Operating lease - ROU assets				265	941
Operating lease liabilities				$ 265	$ 941